Operating leases	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Operating leases
Operating leases

The Company has operating leases relating to premises, the most significant being its offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In the years ended December 31, 2016, 2015 and 2014 rental expenses amounted to $17 million, $23 million and $24 million, respectively. Future minimum rental payments are as follows:

Year	(In US$ millions)
2017	17
2018	10
2019	8
2020	7
2021	6
2022 and thereafter	5
Total	53